General and administrative expenses (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
General and Administrative Expenses
Occupancy expenses	SFr 481	SFr 484
IT, machinery, etc.	565	607
Provisions and losses	169	203
Travel and entertainment	163	178
Professional services	1,515	1,358
Amortization and impairment of other intangible assets	4	11
Other	724	859
General and administrative expenses	SFr 3,621	SFr 3,700